SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTAL INFORMATION (Restated)

8.	SEGMENT INFORMATION

Since the initial public offering ("IPO") of Golar Partners, we have become a project development company. Our reportable segments consist of the primary services each provides. We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trade in physical and future LNG contracts, are in the process of developing our first FLNG and have entered the power market in an effort to become a midstream LNG solution provider. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into four reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2016, we operate in the following four reportable segments:

•	Vessel operations – We operate and subsequently charter out LNG carriers and FSRUs on fixed terms to customers.

•
LNG trading – We provide physical and financial risk management in LNG and gas markets for customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

•	FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion is expected to commence commissioning in 2017.
FLNG meets the definition of an operating segment as the business is a distinguishable component of the business from which, once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker and, due to its nature, is subject to risks and rewards different from the vessel operations segment or the LNG trading segment.

•
Power – In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

In October 2016, the Sergipe project obtained FID thus differentiating Golar Power’s risks and long term business prospects from the other reporting segments. Golar Power meets the definition of an operating segment as the business is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker.

(in thousands of $)	2016					2015				2014
	Vessel operations	LNG trading	FLNG	Power	Total	Vessel operations	LNG trading	FLNG	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	52,302	—	—	—	52,302	90,127	—	—	90,127	95,399	—	—	95,399
Time charter revenues - collaborative arrangement	13,730	—	—	—	13,730	—	—	—	—	—	—	—	—
Vessel and other management fees	14,225	—	—	—	14,225	12,547	—	—	12,547	10,756	—	—	10,756
Vessel and voyage operating expenses	(89,586)	—	—	—	(89,586)	(125,389)	—	—	(125,389)	(76,910)	—	—	(76,910)
Voyage, charter-hire and commission expenses - collaborative arrangement	(11,140)	—	—	—	(11,140)	—	—	—	—	—	—	—	—
Administrative expenses	(42,384)	—	(3,576)	—	(45,960)	(28,657)	—	(4,869)	(33,526)	(17,468)	(64)	(1,735)	(19,267)
Impairment of long-term assets	(1,706)	—	—	—	(1,706)	(1,957)	—	—	(1,957)	(500)	—	—	(500)
Depreciation and amortization	(72,972)	—	—	—	(72,972)	(73,732)	—	—	(73,732)	(49,561)	(250)	—	(49,811)
Other operating loss	—	—	—	—	—	—	—	—	—	(6,387)	—	—	(6,387)
Other operating gains - LNG trade	—	16	—	—	16	—	—	—	—	—	1,317	—	1,317
Gain on disposals to Golar Partners (including amortization of deferred gain)	—	—	—	—	—	102,406	—	—	102,406	43,287	—	—	43,287
Impairment of vessel held-for-sale	—	—	—	—	—	(1,032)	—	—	(1,032)	—	—	—	—
Loss on disposal of vessel	—	—	—	—	—	(5,824)	—	—	(5,824)	—	—	—	—
Operating (loss) income	(137,531)	16	(3,576)	—	(141,091)	(31,511)	—	(4,869)	(36,380)	(1,384)	1,003	(1,735)	(2,116)
Total other non-operating (loss) income	(8,615)	—	—	—	(8,615)	(27)	—	—	(27)	(446)	718	—	272
Net financial expense	(59,541)	—	—	—	(59,541)	(174,619)	—	—	(174,619)	(87,600)	(252)	—	(87,852)
Income taxes	589	—	—	—	589	3,053	—	—	3,053	1,114	—	—	1,114
Equity in net earnings of affiliates	37,344	—	—	10,534	47,878	55,985	—	—	55,985	42,220	—	—	42,220
Net (loss) income	(167,754)	16	(3,576)	10,534	(160,780)	(147,119)	—	(4,869)	(151,988)	(46,096)	1,469	(1,735)	(46,362)
Non-controlling interests	(25,751)	—	—	—	(25,751)	(19,158)	—	—	(19,158)	(1,655)	—	—	(1,655)
Net (loss) income attributable to Golar LNG Ltd	(193,505)	16	(3,576)	10,534	(186,531)	(166,277)	—	(4,869)	(171,146)	(47,751)	1,469	(1,735)	(48,017)
Total assets	3,288,497	—	968,414	—	4,256,911	3,398,394	—	870,804	4,269,198	3,538,287	1,335	360,120	3,899,742
Investment in affiliates	512,046	—	10,200	126,534	648,780	541,565	—	—	541,565	746,263	—	—	746,263
Capital expenditures	33,698	—	200,820	—	234,518	565,777	—	111,572	677,349	1,202,901	—	313,645	1,516,546

Revenues from external customers

During the year ended December 31, 2016, our vessels operated predominately within the Cool Pool and with NFE Transport Partners LLC. During the year ended December 31, 2015, our vessels operated under time charters with three main charterers: a major Japanese trading company, a major commodity trading company, and Nigeria LNG Ltd.

In the years ended December 31, 2016, 2015 and 2014, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2016		2015		2014
The Cool Pool (1)	51,075	77%	5,771	6%	—	—%
NFE Transport Partners LLC	7,975	12%	—	—%	—	—%
Nigeria LNG Ltd	—	—%	37,994	42%	—	—%
Major commodity trading company	—	—%	16,167	18%	15,761	17%
Major Japanese trading company	—	—%	—	—%	55,975	59%

(1) The 2016 Cool Pool revenue of $51.1 million includes revenue of $13.7 million that is separately disclosed in the consolidated statements of operations as from a "collaborative arrangement". The balance of $37.3 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 31.

The above revenues exclude vessel and other management fees from Golar Partners (see note 31).

Geographic segment data

In time and voyage charters for LNG carriers, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region except for our FSRU, the Golar Tundra, which is stationed offshore Ghana under the WAGL charter. The following geographical data presents the carrying value of the Golar Tundra as at December 31, 2016 and 2015:

Fixed assets (in thousands of $)	2016	2015
Ghana	270,959	—